Other Financial Assets - Summary of Changes in the Allowance for Doubtful Accounts of Loans and Receivables (Details) - Corporate loans - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts [Line Items]
Beginning balance	₩ 54,837	₩ 52,677	₩ 20,267
Bad debt expense	16,394	2,180	30,942
Other	9,562	(20)	1,468
Ending balance	₩ 80,793	₩ 54,837	₩ 52,677